================================================================================

                    BARR ROSENBERG VARIABLE INSURANCE Trust

================================================================================

                     Barr Rosenberg VIT Market Neutral Fund




                                 Annual Report

--------------------------------------------------------------------------------
                               December 31, 2000
--------------------------------------------------------------------------------

This report is for the information of the shareholders of the Barr Rosenberg Variable Insurance Trust. Its use in connection with any offering of the Trust's shares is authorized only in the case of a concurrent or prior delivery of the Trust's current prospectus.

BARR ROSENBERG VARIABLE INSURANCE Trust
Market Neutral Fund
--------------------------------------------------------------------------------

                               Growth of $10,000

                                    [GRAPH]

                               Barr Rosenberg VIT              90-day
                               Market Neurtal Fund             T-bills

  7/1/99                             10,000                     10,000
12/31/99                              9,620                     10,240
12/31/00                              9,374                     10,836

Past performance is not predictive of future performance.

Average Annual Total Returns as of December 31, 2000

                                                                        Since
                                                          Last 1      Inception
                                                            Year       (7/1/99)
                                                          ---------------------

        Barr Rosenberg VIT Market Neutral Fund             -2.56%         -4.21%
        90-day T-bills                                      5.78%          5.50%

For year ended December 31, 2000, the Fund underperformed its benchmark, 90-day T-bills, by 8.34%. Performance improved in the second half of the year as mid and small cap value stocks staged a comeback.

We have historically used the 12-month performance spread between the Russell 2500 Value Index1 and the Russell 2500 Growth Index2 to gauge the current style environment. By the end of 2000, value was soundly ahead of growth. Noteworthy is the depth of the trough at the beginning of the year. In February, the one-month return of Russell 2500 Growth Index was approximately 25%; on a trailing 12-month basis, that translated into a value-growth performance spread of almost -100%. Looking back, it is clear that, though the market was willing to tolerate extreme valuations of growth stocks, there was a breaking point.

-------------------
/1/ The Russell 2500 Value Index measures the performance of the Russell 2500 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index and represents approximately 16% of the total capitalization of the Russell 3000 Index.
/2/ The Russell 2500 Growth Index measures the performance of the Russell 2500 Index companies with higher price-to-book ratios and higher forecasted growth values.

Because the Fund attempts to achieve a cumulative future earnings advantage of its long positions relative to its short positions, the Fund is more likely to perform better when the market rewards stocks with a superior earnings yield profile (i.e. stocks likely to produce greater future cumulative earnings per dollar of initial investment). We believe that, during value periods, investors are focused on long-run earnings yield. During periods when investors favor growth stocks, we believe that their focus has shifted to earnings growth (i.e. change in earnings with respect to trailing earnings, with no regard for initial price).


Performance data represents past performance which does not guarantee future results. Investment return and principal value may increase or decrease depending upon market conditions so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Investment in shares of the Barr Rosenberg VIT Market Neutral Fund is more volatile and risky than some other forms of investments. Since the Fund has both a long and a short portfolio, an investment in the Barr Rosenberg VIT Market Neutral Fund will involve risks associated with twice the number of investment decisions made for a typical stock fund. These types of fund typically have a high portfolio turnover that could increase transaction costs and cause short-term capital gains to be realized. While it may be the intent of the Manager to take long positions in stocks that outperform the market and short positions in stocks that underperform the market, in various market climates, there is no assurance that the Manager will be successful.

Since risk in the Barr Rosenberg VIT Market Neutral Fund relates specifically to the Manager's stock selection techniques and not to any systematic or economy-wide factors, the proper benchmark is an asset that also has the least exposure to systematic influences. 90-day T-bills are such an asset. An investment in 90-day T-bills is different from an investment in the Barr Rosenberg VIT Market Neutral Fund because T-bills are backed by the full faith and credit of the U.S. government. T-bills have a fixed rate of return, and investors do no bear the risk of losing their investment. The income received from T-bills is free from state income tax.

Small capitalization funds typically carry additional risks since smaller companies generally have experienced a greater degree of volatility than average.

Total return includes change in share price and reinvestment of distributions. Total return set forth may reflect the waiver of a portion of the Fund's advisory or administrative fees for certain periods since the inception date. In such instances, and without the waiver of fees, total return would have been lower.


Barr Rosenberg VIT Market Neutral Fund is distributed by Barr Rosenberg Funds Distributor, Inc.

BARR ROSENBERG VARIABLE INSURANCE Trust
Market Neutral Fund
Schedule of Portfolio Investments - December 31, 2000
--------------------------------------------------------------------------------

     Shares                                                        Market Value
     ------                                                        ------------

              Common Stocks - 97.5%
              Aircraft - 0.9%
        900   B.F. Goodrich                                        $     32,739
                                                                   ------------

              Airlines - 1.6%
        500   AMR*                                                       19,594
        400   Delta Air Lines                                            20,075
        700   Frontier Airlines*                                         21,656
                                                                   ------------
                                                                         61,325
                                                                   ------------
              Banking - 7.1%
        400   Ambanc Holding Co.                                          6,550
      1,800   BancWest                                                   47,024
        400   Capital Corp. of the West*                                  4,800
        300   Franklin Bank NA                                            3,488
      1,900   GreenPoint Financial                                       77,780
        500   ITLA Capital*                                               9,563
      1,500   Metris Companies                                           39,469
        100   Pinnacle Bancshares                                           713
        300   Quaker City Bancorp*                                        7,613
      3,800   Sovereign Bancorp                                          30,875
        300   Student Loan                                               16,331
        800   UnionBanCal                                                19,250
        300   Wells Financial                                             4,781
        300   WFS Financial*                                              5,550
                                                                   ------------
                                                                        273,787
                                                                   ------------
              Building - 2.6%
      1,000   Centex                                                     37,562
        800   Jacobs Engineering Group*                                  36,950
        100   Skyline                                                     1,894
        500   Toll Brothers*                                             20,438
        100   Washington Homes*                                           1,175
                                                                   ------------
                                                                         98,019
                                                                   ------------
              Chemicals - 1.4%
        330   American Vanguard                                           4,146
        100   Bairnco                                                       763
        800   Celanese AG                                                14,650
      1,300   Lubrizol                                                   33,474
                                                                   ------------
                                                                         53,033
                                                                   ------------
              Computer - 0.1%
        900   Micron Electronics*                                         3,516
                                                                   ------------

              See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE Trust
Market Neutral Fund
Schedule of Portfolio Investments (continued) - December 31, 2000
--------------------------------------------------------------------------------

     Shares                                                        Market Value
     ------                                                        ------------


              Common Stocks (continued)
              Construction Materials - 1.3%
        200   Ameron International                                 $      7,450
        600   Donnelly                                                    7,920
      1,500   Lafarge                                                    35,438
                                                                   ------------
                                                                         50,808
                                                                   ------------
              Defense - 0.1%
        500   EDO                                                         3,688
                                                                   ------------

              Drugs - 7.9%
        500   Abgenix*                                                   29,531
        800   Alpharma, Class A                                          35,100
        800   Cambrex                                                    36,200
        600   Diagnostic Products                                        32,775
        300   Hi-Tech Pharmacal*                                          1,125
      1,400   IDEXX Laboratories*                                        30,800
      1,000   Inverness Medical Technology*                              38,938
        400   Invitrogen*                                                34,550
        550   New Brunswick Scientific*                                   2,509
      2,800   Perrigo*                                                   23,188
      2,800   SICOR*                                                     40,424
                                                                   ------------
                                                                        305,140
                                                                   ------------
              Electric Utilities - 2.6%
        100   Entergy                                                     4,231
      1,300   Pinnacle West Capital                                      61,913
      1,300   Public Service Co. of New Mexico                           34,856
                                                                   ------------
                                                                        101,000
                                                                   ------------
              Electronics - 7.1%
        300   ACT Manufacturing*                                          4,758
      1,400   AVX                                                        22,925
        300   C&D Technologies                                           12,956
        500   Cobra Electronics*                                          2,750
        500   Datascope                                                  17,125
        150   Diodes*                                                     1,556
        900   FEI*                                                       20,475
        600   General Semiconductor*                                      3,750
        500   Harris                                                     15,313
        900   International Rectifier*                                   26,999
      1,400   KEMET*                                                     21,175
        300   Mine Safety Appliances                                      7,538
        900   Movado Group                                               13,725
        700   Plantronics*                                               32,899
        900   Silicon Storage Technology*                                10,688
      1,000   STERIS*                                                    16,125

              See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE Trust
Market Neutral Fund
Schedule of Portfolio Investments (continued) - December 31, 2000
--------------------------------------------------------------------------------

     Shares                                                        Market Value
     ------                                                        ------------


              Common Stocks (continued)
              Electronics (continued)
      2,700   Vishay Intertechnology*                              $     40,837
                                                                   ------------
                                                                        271,594
                                                                   ------------
              Financial Investments - 0.8%
        300   Air Methods*                                                1,163
      1,400   Security Capital Group, Class B*                           28,087
                                                                   ------------
                                                                         29,250
                                                                   ------------
              Food - 3.7%
        400   Agribrands International*                                  21,400
        900   Corn Products International                                26,156
        100   Farmer Brothers                                            20,750
        800   Hain Celestial Group*                                      26,000
      2,100   Panamerican Beverages, Class A                             29,794
      1,200   Ralcorp Holdings*                                          19,650
                                                                   ------------
                                                                        143,750
                                                                   ------------
              Health - 3.4%
      3,100   Beverly Enterprises*                                       25,381
      3,100   HEALTHSOUTH*                                               50,569
        800   LifePoint Hospitals*                                       40,100
        500   Orthodontic Centers of America*                            15,625
                                                                   ------------
                                                                        131,675
                                                                   ------------
              Household - 3.5%
        300   American Biltrite                                           4,275
        900   Associated Materials                                       14,288
        900   International Game Technology*                             43,199
        600   Johnson Controls                                           31,200
      1,300   Kimball International, Class B                             18,850
        300   Liqui-Box                                                  11,175
        500   PW Eagle*                                                   3,938
        300   Russ Berrie & Co.                                           6,338
                                                                   ------------
                                                                        133,263
                                                                   ------------
              Insurance - 2.6%
        200   Citizens Financial, Class A*                                2,350
        500   Everest Re Group                                           35,812
        300   National Data                                              10,988
        200   National Western Life Insurance, Class                     20,613
        100   Standard Management*                                          294
        400   Trigon Healthcare*                                         31,124
                                                                   ------------
                                                                        101,181
                                                                   ------------
              Machinery - 4.8%
        800   American Standard Companies*                               39,450
        400   Ampco-Pittsburgh                                            4,800

              See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE Trust
Market Neutral Fund
Schedule of Portfolio Investments (continued) - December 31, 2000
--------------------------------------------------------------------------------

     Shares                                                        Market Value
     ------                                                        ------------


              Common Stocks (continued)
              Machinery (continued)
        200   L.S. Starrett, Class A                               $      4,700
      2,000   Lennox International                                       15,500
      1,400   Lincoln Electric Holdings                                  27,475
        700   Parker-Hannifin                                            30,888
        500   Silicon Valley Group*                                      14,375
        900   Teleflex                                                   39,768
        800   United Industrial                                           8,900
                                                                   ------------
                                                                        185,856
                                                                   ------------
              Media - 2.5%
      1,000   Banta                                                      25,420
        618   Chris-Craft Industries*                                    41,097
        800   Standard Register                                          11,400
      1,800   Topps*                                                     16,538
                                                                   ------------
                                                                         94,455
                                                                   ------------
              Miscellaneous Financial - 4.9%
      1,100   A.G. Edwards                                               52,181
        700   Atalanta Sosnoff Capital*                                   7,000
      1,800   Eaton Vance                                                58,050
        300   Paulson Capital*                                            1,547
      1,800   Waddell & Reed Financial                                   67,725
                                                                   ------------
                                                                        186,503
                                                                   ------------
              Office Machinery - 0.6%
        500   InFocus*                                                    7,375
        300   NCR*                                                       14,738
                                                                   ------------
                                                                         22,113
                                                                   ------------
              Oil - 3.2%
        600   Apache                                                     42,038
        700   Louis Dreyfus Natural Gas*                                 32,069
        800   Murphy Oil                                                 48,349
                                                                   ------------
                                                                        122,456
                                                                   ------------
              Oil Distribution - 3.7%
        500   Ashland                                                    17,945
      1,900   Ultramar Diamond Shamrock                                  58,663
      1,400   USX-Marathon Group                                         38,850
        700   Valero Energy                                              26,031
                                                                   ------------
                                                                        141,489
                                                                   ------------
              Oil Services - 1.3%
        200   Oceaneering International*                                  3,888
      1,000   Patterson Energy*                                          37,250
      1,200   Petroleum Development*                                      7,875
                                                                   ------------
                                                                         49,013
                                                                   ------------

              See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE Trust
Market Neutral Fund
Schedule of Portfolio Investments (continued) - December 31, 2000
--------------------------------------------------------------------------------

     Shares                                                        Market Value
     ------                                                        ------------


              Common Stocks (continued)
              Other Utilities - 1.1%
        600   Equitable Resources                                  $     40,050
        200   TRC Companies*                                              3,875
                                                                   ------------
                                                                         43,925
                                                                   ------------
              Real Estate Assets - 3.3%
        300   Abrams Industries                                           1,191
        600   Amli Residential Properties Trust                          14,813
        300   AMREP*                                                      1,219
        800   CBL & Associates Properties                                20,249
      1,400   Cornerstone Realty Income Trust                            14,788
        600   HomeServices.Com*                                           6,525
      1,400   Innkeepers USA Trust                                       15,488
        700   iStar Financial                                            13,781
      1,100   Macerich                                                   21,105
        800   Newmark Homes*                                              8,200
        600   Prime Group Realty Trust                                    8,625
                                                                   ------------
                                                                        125,984
                                                                   ------------
              Retail/Wholesale - 5.9%
        200   AMCON Distributing                                            738
        500   Brookstone*                                                 6,125
        900   Burlington Coat Factory Warehouse                          17,044
      3,200   Caremark Rx*                                               43,399
      3,600   Charming Shoppes*                                          21,599
        600   Dress Barn*                                                17,400
        500   Fastenal*                                                  27,437
        200   Foodarama Supermarkets*                                     3,100
      1,400   Friedman's, Class A                                         6,475
        900   Gottschalks*                                                3,713
      1,200   Longs Drug Stores                                          28,949
        300   Noland                                                      5,025
        300   S&K Famous Brands*                                          2,025
      1,000   Spiegel, Class A*                                           4,313
        500   Sport Chalet*                                               2,625
      1,300   Stein Mart*                                                15,113
        400   Suprema Specialties*                                        3,200
      1,200   Toys "R" Us*                                               20,025
                                                                   ------------
                                                                        228,305
                                                                   ------------
              Services - 11.8%
        300   Angelica                                                    2,813
      1,700   Autodesk                                                   45,794
      1,100   Avant!*                                                    20,144
        750   Barra*                                                     35,344
      1,000   Cerner*                                                    46,249

              See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE Trust
Market Neutral Fund
Schedule of Portfolio Investments (continued) - December 31, 2000
--------------------------------------------------------------------------------

     Shares                                                        Market Value
     ------                                                        ------------

              Common Stocks (continued)
              Services (continued)
        450   Group 1 Software*                                    $      5,063
        700   Kelly Services, Class A                                    16,538
        600   Litton Industries*                                         47,212
        600   Manugistics Group*                                         34,200
      2,300   Mentor Graphics*                                           63,105
        400   Opinion Research*                                           1,925
        500   Quality Systems*                                            3,875
      1,000   Robert Half International*                                 26,500
        300   Software Spectrum*                                          1,819
      1,300   Structural Dynamics Research*                              13,000
        200   STV Group*                                                  1,325
      1,100   SunGard Data Systems*                                      51,837
        440   TALX*                                                      17,600
      1,000   Varco International*                                       21,750
                                                                   ------------
                                                                        456,093
                                                                   ------------
              Soaps & Cosmetics - 0.0%
        100   CPAC                                                          613
                                                                   ------------

              Telephone - 0.6%
        400   Atlantic Tele-Network                                       4,050
        700   Boston Communications Group*                               19,513
                                                                   ------------
                                                                         23,563
                                                                   ------------
              Textiles - 2.2%
        600   Deckers Outdoor*                                            3,150
        500   G-III Apparel Group*                                        2,938
        300   Haggar                                                      3,450
        400   Jos. A. Bank Clothiers*                                     1,800
        300   Liz Claiborne                                              12,488
      1,100   Russell                                                    16,981
        500   Springs Industries, Class A                                16,219
        400   Timberland, Class A*                                       26,749
                                                                   ------------
                                                                         83,775
                                                                   ------------
              Transportation - 1.3%
      1,100   Alexander & Baldwin                                        28,875
        300   Old Dominion Freight Line*                                  2,850
        900   Yellow*                                                    18,323
                                                                   ------------
                                                                         50,048
                                                                   ------------
              Travel/Entertainment - 3.6%
      1,500   Aztar*                                                     19,406
      2,500   Blockbuster, Class A                                       20,938
        100   Bob Evans Farms                                             2,131

              See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE Trust
Market Neutral Fund
Schedule of Portfolio Investments (continued) - December 31, 2000
--------------------------------------------------------------------------------

     Shares                                                        Market Value
     ------                                                        ------------


              Common Stocks (continued)
              Travel/Entertainment (continued)
      2,500   Darden Restaurants                                   $     57,187
      1,000   Dollar Thrifty Automotive Group*                           18,750
      1,400   Lone Star Steakhouse & Saloon                              13,475
        300   Max & Erma's Restaurants*                                   2,625
        300   Sonesta International Hotels, Class A                       2,494
        220   Uno Restaurant*                                             1,815
                                                                   ------------
                                                                        138,821
                                                                   ------------
                Total Common Stocks
              (Cost $3,255,580) - 97.5%                               3,746,780
                                                                   ------------

              Repurchase Agreement - 4.2%
              Bear Stearns, dated 12/29/00, due
              01/02/01 at 5.90% with a maturity value
              of $163,797 (Collateralized by $165,000 U.S.
              Treasury Bond, 3.875%, 04/15/29,
              market value -- $170,559)                                 163,690
                                                                   ------------

                Total Repurchase Agreement

              (Cost $163,690)                                           163,690
                                                                   ------------




               Total Investments (Cost $3,419,270) (a) - 101.7%       3,910,470
                                                                   ------------

              Deposits with Brokers for Securities Sold
              Short - 96.6%
              Bear Stearns Deposit A/C, 5.35%                         3,712,739
                                                                   ------------
              Total Deposits with Brokers for Securities
              Sold Short (Cost $3,712,739)
                                                                      3,712,739
                                                                   ------------

              Payable to Brokers for Securities Sold
              Short - (1.6)%                                            (62,093)
                                                                   ------------

              Securities Sold Short (Proceeds
              $3,769,856) - (97.3)%                                  (3,741,644)
                                                                   ------------


              Other assets in excess of liabilities - 0.6%               24,390
                                                                   ------------


              Total Net Assets - 100.0%                            $  3,843,862
                                                                   ============

------------
*    Non-income producing security.
(a) At December 31, 2000, the aggregate cost of investment securities and proceeds for securities sold short for income tax purposes was $3,424,714 and $(3,761,837), respectively. Cost for federal tax purposes differs from value by net unrealized appreciation as follows:

              Unrealized appreciation - Investments                 $ 697,824
              Unrealized depreciation - Investments                  (212,068)
              Unrealized appreciation - Short Sales                   486,580
              Unrealized depreciation - Short Sales                  (466,387)
                                                                    ---------
              Net unrealized appreciation                           $ 505,949
                                                                    =========

              See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE Trust
Market Neutral Fund
Schedule of Securities Sold Short - December 31, 2000
--------------------------------------------------------------------------------

     Shares                                                        Market Value
     ------                                                        ------------

              Common Stocks - 97.3%
              Airlines - 1.0%
      1,000   UAL                                                  $     38,938
                                                                   ------------

              Autos - 4.2%
      1,000   BorgWarner                                                 40,000
      2,800   Dana                                                       42,874
      2,000   Gentex*                                                    37,250
        800   PACCAR                                                     39,400
                                                                   ------------
                                                                        159,524
                                                                   ------------
              Banking - 3.1%
      1,900   National Commerce Bancorp                                  47,025
      1,900   Ocwen Financial*                                           12,113
      1,200   Old National Bancorp                                       35,925
        400   Zions Bancorporation                                       24,975
                                                                   ------------
                                                                        120,038
                                                                   ------------
              Building - 0.9%
      1,100   Fluor*                                                     36,369
                                                                   ------------

              Chemicals - 1.5%
        308   Cabot Microelectronics*                                    15,997
      3,500   Solutia                                                    42,000
                                                                   ------------
                                                                         57,997
                                                                   ------------
              Construction Materials - 1.2%
        300   Elcor                                                       5,063
      1,000   Martin Marietta Materials                                  42,300
                                                                   ------------
                                                                         47,363
                                                                   ------------
              Defense - 0.1%
        200   Aerosonic*                                                  2,025
                                                                   ------------

              Drugs - 8.6%
        600   Aphton*                                                    10,800
        100   Cephalon*                                                   6,331
        600   EntreMed*                                                  10,350
        400   Gilead Sciences*                                           33,175
        900   ICOS*                                                      46,744
      1,200   ImClone Systems*                                           52,799
      1,700   Ligand Pharmaceuticals, Class B*                           23,800
      1,100   Martek Biosciences*                                        13,475
        200   Northfield Laboratories*                                    2,100
        700   Pharmacyclics*                                             23,975
        400   Protein Design Labs*                                       34,750

              See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE Trust
Market Neutral Fund
Schedule of Securities Sold Short (continued) - December 31, 2000
--------------------------------------------------------------------------------

     Shares                                                        Market Value
     ------                                                        ------------
              Common Stocks (continued)
              Drugs (continued)
        900   SuperGen*                                            $     12,488
      1,200   Techne*                                                    43,275
        300   Transkaryotic Therapies*                                   10,931
        400   Vical*                                                      7,400
                                                                   ------------
                                                                        332,393
                                                                   ------------
              Electric Utilities - 1.7%
      1,900   Montana Power                                              39,425
      1,300   Unisource Energy                                           24,456
                                                                   ------------
                                                                         63,881
                                                                   ------------
              Electronics - 10.5%
      1,100   Advanced Fibre Communications*                             19,869
        400   Affymetrix*                                                29,775
        800   Alpha Industries*                                          29,600
        800   Aradigm*                                                   11,700
      2,700   Cabletron Systems*                                         40,668
        800   Cree*                                                      28,425
        700   Davox*                                                      6,825
      1,000   DSP Group*                                                 21,047
        500   Energy Conversion Devices*                                 10,125
        900   Hologic*                                                    4,781
        900   i-STAT*                                                    23,794
        400   Ibis Technology*                                            7,700
      1,100   Micrel*                                                    37,055
      1,200   Microchip Technology                                       26,325
        300   Newport                                                    23,583
        600   Novoste*                                                   16,500
        400   Possis Medical*                                             1,600
      1,000   RF Micro Devices*                                          27,438
        500   Sawtek*                                                    23,094
      1,100   Thoratec Laboratories*                                     12,100
                                                                   ------------
                                                                        402,004
                                                                   ------------
              Financial Investments - 2.7%
        900   GATX                                                       44,888
        600   IGEN International*                                         7,388
        700   Macrovision*                                               51,810
                                                                   ------------
                                                                        104,086
                                                                   ------------
              Food - 0.7%
      1,300   Cadiz*                                                     11,619
        200   Coca-Cola Bottling                                          7,575
        400   Tejon Ranch                                                 7,696
                                                                   ------------
                                                                         26,890
                                                                   ------------

              See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE Trust
Market Neutral Fund
Schedule of Securities Sold Short (continued) - December 31, 2000
--------------------------------------------------------------------------------

     Shares                                                        Market Value
     ------                                                        ------------
              Common Stocks (continued)
              Health - 3.4%
      1,800   Apria Healthcare Group*                              $     53,550
      2,600   Hooper Holmes                                              28,756
        200   Psychemedics                                                1,030
      1,700   Renal Care Group*                                          46,617
                                                                   ------------
                                                                        129,953
                                                                   ------------
              Household - 2.3%
        600   Advanced Lighting Technologies*                             3,975
        400   AEP Industries*                                            17,875
        300   Baldwin Piano & Organ*                                        638
      1,200   Ivex Packaging*                                            13,125
      2,300   Thomas & Betts                                             37,231
        400   Tupperware                                                  8,175
      1,000   Uniroyal Technology*                                        6,250
                                                                   ------------
                                                                         87,269
                                                                   ------------
              Insurance - 3.3%
      5,400   Conseco                                                    71,213
        200   Markel*                                                    36,200
        200   Progressive                                                20,725
                                                                   ------------
                                                                        128,138
                                                                   ------------
              Machinery - 3.7%
        600   A.S.V.*                                                     4,800
      1,000   Black & Decker                                             39,250
      1,500   Fairchild, Class A*                                         8,250
      1,000   Helix Technology                                           23,672
        400   Intevac*                                                    1,250
      1,700   LTX*                                                       22,020
      1,000   MagneTek*                                                  13,000
      1,200   Mechanical Technology*                                      4,200
        800   Terex*                                                     12,950
      1,200   Valence Technology*                                        11,175
                                                                   ------------
                                                                        140,567
                                                                   ------------
              Media - 3.3%
        500   Hollinger International                                     7,938
        900   Lamar Advertising*                                         34,734
        600   Pixar*                                                     18,000
        400   Reader's Digest Association, Class A                       15,650
      2,100   Reynolds & Reynolds, Class A                               42,525
        200   Young Broadcasting, Class A*                                6,697
                                                                   ------------
                                                                        125,544
                                                                   ------------
              Metals - 1.9%
      1,700   Andrew*                                                    36,975
      1,800   CommScope*                                                 29,813

              See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE Trust
Market Neutral Fund
Schedule of Securities Sold Short (continued) - December 31, 2000
--------------------------------------------------------------------------------

     Shares                                                        Market Value
     ------                                                        ------------
              Common Stocks (continued)
              Metals (continued)
      1,200   Titanium Metals                                      $      8,100
                                                                   ------------
                                                                         74,888
                                                                   ------------
              Miscellaneous Financial - 0.1%
        100   American Capital Strategies                                 2,519
                                                                   ------------

              Office Machinery - 4.8%
      2,200   Advanced Digital Information*                              50,600
        300   Kronos*                                                     9,281
      1,200   Lexmark International*                                     53,174
        700   MTI Technology*                                             2,756
        400   Proxim*                                                    17,200
        600   SanDisk*                                                   16,688
        800   Symbol Technologies                                        28,800
      1,700   Wave Systems, Class A*                                      7,650
                                                                   ------------
                                                                        186,149
                                                                   ------------
              Oil - 0.2%
        600   Belco Oil & Gas*                                            7,463
                                                                   ------------

              Oil Distribution - 0.5%
        900   Northwestern                                               20,813
                                                                   ------------

              Other Utilities - 1.1%
      1,000   NICOR                                                      43,188
                                                                   ------------

              Paper - 1.4%
      1,500   Playtex Products*                                          14,438
      1,800   Sonoco Products                                            38,925
                                                                   ------------
                                                                         53,363
                                                                   ------------
              Real Estate Assets - 3.1%
        800   Chateau Communities                                        24,350
      1,900   IndyMac Bancorp*                                           56,050
      2,200   Newmont Mining                                             37,538
                                                                   ------------
                                                                        117,938
                                                                   ------------
              Retail/Wholesale - 9.6%
        900   American Eagle Outfitters*                                 38,025
      1,700   Barnes & Noble*                                            45,049
      1,100   CDW Computer Centers*                                      30,663
        700   Cost Plus*                                                 20,563
      2,800   Dillard's, Class A                                         33,075
        500   Duane Reade*                                               15,281

              See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE Trust
Market Neutral Fund
Schedule of Securities Sold Short (continued) - December 31, 2000
--------------------------------------------------------------------------------

     Shares                                                        Market Value
     ------                                                        ------------
              Common Stocks (continued)
              Retail/Wholesale (continued)
      1,300   Fleetwood Enterprises                                $     13,650
        900   International FiberCom*                                     4,444
      1,100   Linens 'n Things*                                          30,388
      1,000   McKesson HBOC                                              35,890
      1,700   Polo Ralph Lauren*                                         37,931
      4,100   Saks*                                                      40,999
      1,200   Williams-Sonoma*                                           24,000
                                                                   ------------
                                                                        369,958
                                                                   ------------
              Services - 14.7%
      1,600   ACTV*                                                       6,800
        700   American Superconductor*                                   19,994
        300   Aware*                                                      5,325
      2,200   BMC Software*                                              30,800
        500   CCC Information Services Group*                             3,125
      1,200   Citrix Systems*                                            27,000
      2,200   Dendrite International*                                    49,224
        200   DiamondCluster International, Class A*                      6,100
        900   Electronic Arts*                                           38,363
      1,500   Gartner Group, Class A                                     10,350
      1,200   Getty Images*                                              38,400
        800   Globix*                                                     2,200
        200   HNC Software*                                               5,938
        600   Identix*                                                    4,710
      1,700   Legato Systems*                                            12,644
        800   National Instruments*                                      38,850
      3,500   Parametric Technology*                                     47,030
      2,200   Peregrine Systems*                                         43,449
        700   Radiant Systems*                                           14,350
        100   RealNetworks*                                                 869
        900   Rollins                                                    18,056
        800   Sanchez Computer Associates*                                6,600
        900   Sapient*                                                   10,744
      1,500   Sotheby's Holdings, Class A                                34,781
        900   TeleTech Holdings*                                         16,538
      1,500   Total System Services                                      33,563
      1,800   Viad                                                       41,400
                                                                   ------------
                                                                        567,203
                                                                   ------------
              Soaps & Cosmetics - 0.9%
        525   Del Laboratories                                            4,922
      2,700   Dial                                                       29,700
                                                                   ------------
                                                                         34,622
                                                                   ------------

              See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE Trust
Market Neutral Fund
Schedule of Securities Sold Short (continued) - December 31, 2000
--------------------------------------------------------------------------------

     Shares                                                        Market Value
     ------                                                        ------------
              Common Stocks (continued)
              Telephone - 1.5%
        900   Pegasus Communications*                              $     23,175
        900   SportsLine USA*                                             4,781
      2,600   Winstar Communications*                                    30,550
                                                                   ------------
                                                                         58,506
                                                                   ------------
              Textiles - 0.7%
      1,500   Gymboree*                                                  20,812
      1,300   Polymer Group                                               6,988
                                                                   ------------
                                                                         27,800
                                                                   ------------
              Transportation - 0.6%
        600   Iron Mountain*                                             22,275
                                                                   ------------

              Travel/Entertainment - 4.0%
      4,000   Hilton Hotels                                              42,000
      1,800   Six Flags*                                                 30,938
      1,400   Tricon Global Restaurants*                                 46,199
      1,700   Westwood One*                                              32,831
                                                                   ------------
                                                                        151,968
                                                                   ------------
              Total Common Stocks                                     3,741,632
                                                                   ------------

              Rights - 0.0%
              Food - 0.0%
        400   Tejon Ranch @19                                                12
                                                                   ------------
              Total Rights                                                   12
                                                                   ------------


               Total Securities Sold Short
               (Proceeds $3,769,856) - 97.3%                       $  3,741,644
                                                                   ============

-------------------
*    Non-income producing security.

              See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE Trust
Market Neutral Fund
Statement of Assets and Liabilities
December 31, 2000
--------------------------------------------------------------------------------



    ASSETS
    Investments, at value (cost $3,419,270)                                                          $         3,910,470
    Deposits with broker for securities sold short                                                             3,712,739
    Dividends and interest receivable                                                                             12,577
    Receivable for securities sold short                                                                          64,713
    Receivable for investments sold                                                                               97,277
    Receivable from Manager                                                                                        1,404
                                                                                                     -------------------
       Total Assets                                                                                            7,799,180
                                                                                                     -------------------

    LIABILITIES
    Securities sold short (proceeds $3,769,856)                                                                3,741,644
    Payable for investments purchased                                                                             37,237
    Payable to cover securities sold short                                                                       126,806
    Other accrued liabilities                                                                                     49,631
                                                                                                     -------------------
       Total Liabilities                                                                                       3,955,318
                                                                                                     -------------------
    NET ASSETS                                                                                               $ 3,843,862
                                                                                                     ===================

    Shares of beneficial interest outstanding (unlimited shares authorized)                                      438,240
    Net Asset Value, offering price and redemption price per share                                                $ 8.77

    NET ASSETS CONSIST OF:
    Capital                                                                                                  $ 4,331,607
    Undistributed net investment income                                                                            1,497
    Accumulated net realized gain/(loss) on investments and securities sold short                             (1,008,654)
    Net unrealized appreciation on short sales                                                                    28,212
    Net unrealized appreciation on investments                                                                   491,200
                                                                                                     -------------------
        TOTAL NET ASSETS                                                                             $         3,843,862
                                                                                                     ===================

              See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE Trust
Market Neutral Fund
Statement of Operations
For the Year Ended December 31, 2000
--------------------------------------------------------------------------------


Investment Income:
    Dividends                                                                                 $        50,750
    Interest                                                                                          214,650
                                                                                              ---------------
       Total Investment Income                                                                        265,400
                                                                                              ---------------
Expenses:
    Manager fees                                                                                       68,433
    Administration fees                                                                                 5,403
    Fund accounting fees                                                                               44,820
    Trustees' fees                                                                                     44,568
    Dividend expense for securities sold short                                                         33,228
    Printing fees                                                                                      19,031
    Transfer agent fees                                                                                15,270
    Custodian fees                                                                                      2,926
    Other expenses                                                                                     26,274
                                                                                              ---------------
       Total expenses before waivers/reimbursements                                                   259,953
       Less expenses waived/reimbursed                                                               (154,690)
                                                                                              ---------------
       Total Net Expenses                                                                             105,263
                                                                                              ---------------
Net investment income                                                                                 160,137
                                                                                              ---------------

Net Realized Gain/(Loss) on:
    Securities sold short                                                                          (1,247,921)
    Investments                                                                                       441,575
Net Change in Unrealized Appreciation/(Depreciation) on:
    Securities sold short                                                                             340,153
    Investments                                                                                       206,282
                                                                                              ---------------
Net Realized and Unrealized Gain/(Loss) on Investments and
    Securities sold short                                                                            (259,911)
                                                                                              ---------------
Net decrease in net assets resulting from operations                                          $       (99,774)
                                                                                              ===============

              See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE Trust
Market Neutral Fund
Statements of Changes in Net Assets
--------------------------------------------------------------------------------




                                                                                   Year Ended             Period Ended
                                                                                December 31, 2000     December 31, 1999 (a)
                                                                                -----------------     ---------------------

Operations:
     Net investment income                                                      $         160,137     $              65,764
     Net realized gain/(loss) on:
        Securities sold short                                                          (1,247,921)                 (195,205)
        Investments                                                                       441,575                       100
     Net change in unrealized appreciation/(depreciation) on:
        Securities sold short                                                             340,153                  (311,941)
        Investments                                                                       206,282                   284,918
                                                                                -----------------     ---------------------
        Net decrease in net assets resulting from operations                              (99,774)                 (156,364)
                                                                                -----------------     ---------------------

Distributions to Shareholders From:
     Net investment income                                                               (236,683)                        -
                                                                                -----------------     ---------------------
        Net decrease in net assets resulting from distributions                          (236,683)                        -
                                                                                -----------------     ---------------------

Shares of Beneficial Interest:
     Proceeds from shares issued                                                                -                 4,000,000
     Proceeds from dividends reinvested                                                   236,683                         -
                                                                                -----------------     ---------------------
        Net increase in net assets from shares of beneficial interest                     236,683                 4,000,000
                                                                                -----------------     ---------------------
     Total increase/(decrease) in net assets                                              (99,774)                3,843,636

Net Assets:
     Beginning of period                                                                3,943,636                   100,000
                                                                                -----------------     ---------------------
     End of period                                                                      3,843,862                 3,943,636
                                                                                =================     =====================

-----------
(a) From commencement of operations on July 1, 1999 to December 31, 1999.


              See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE Trust
Notes to Financial Statements
December 31, 2000
--------------------------------------------------------------------------------

1. Organization. Barr Rosenberg Variable Insurance Trust (the "Trust") was established as a Massachusetts business trust under the laws of Massachusetts on March 1, 1998. The Trust is an open-end diversified management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). There are an unlimited number of authorized units of beneficial interest ("shares") of the Trust which may be divided into an unlimited number of series of shares. Currently, there is one series; the Barr Rosenberg VIT Market Neutral Fund (the "Fund").

2. Significant Accounting Policies. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

     Security Valuation

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities, and the ask price is used for securities sold short. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities, and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on their behalf.

     Security Transactions and Related Investment Income

Security transactions are accounted for on the trade date, with realized gain or loss on the sale of investments determined by using the identified cost method. Corporate actions (including cash dividends) are recorded on the ex-date or after the ex-date as the Fund becomes aware of such action, net of any non-refundable tax withholdings. Interest income (including amortization of premium and accretion of discount) is recorded as earned.

     Short Sales

The Fund is authorized to engage in short-selling which obligates the Fund to replace the security borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines between those dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash and/or U.S. government securities sufficient to cover its short position on a daily basis. At December 31, 2000, the values of securities sold short in the Fund amounted to $3,741,644, against which collateral of $7,459,519 was held. The collateral includes the Bear Stearns Deposit Account and the securities held long, as shown in the Schedule of Portfolio Investments.

     Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions are made on a tax basis which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for redemptions-in-kind and wash sales for book and tax purposes. Permanent book and tax basis differences will result in reclassifications to capital accounts.

Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

BARR ROSENBERG VARIABLE INSURANCE Trust
Notes to Financial Statements
December 31, 2000 (continued)
--------------------------------------------------------------------------------

As of December 31, 2000, the following reclassifications have been made to increase/(decrease) such accounts with offsetting adjustments made to capital:


                                                           (Distributions in excess       Accumulated Undistributed
                                                            of) Undistributed Net         Net Realized Gain/(Loss)
                                                              Investment Income                on Investments
                                                          ---------------------------    ----------------------------
        VIT Market Neutral                                          6,360                          (6,360)

3. Management, Administration, Fund Accounting Agreements. AXA Rosenberg Investment Management LLC (the "Manager") provides advisory and management services to the Fund under a management contract. The Manager is entitled to a fee, computed daily and paid monthly, at the annual rate of 1.90% of the Fund's average net assets. The Manager has voluntarily agreed to waive fees and reimburse the Fund to limit annual expenses to 2.00% of the average net assets, exclusive of the dividend expense on short sales. For the year ended December 31, 2000, the amount of such waivers totaled $68,433. For the year ended December 31, 2000, the amount of such reimbursements totaled $80,854.

BISYS Fund Services Ohio, Inc. ("BISYS" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Trust's administrator and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, computed daily and paid monthly, at an annual rate of 0.15% of the average net assets of the Fund. For the year ended December 31, 2000, the administrator waived fees totaling $5,403.

BISYS serves the Trust as fund accountant. Under the terms of the fund accounting agreement, BISYS is entitled to receive an annual fee and is reimbursed for certain out-of-pocket expenses incurred in providing fund accounting services.

The Trust has adopted a distribution and shareholder service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets. No payments were made under the plan for the year ended December 31, 2000.

4. Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

As of December 31, 2000, the Fund had a capital loss carryover of $38,319 and $896,655, which will expire on December 31, 2007 and December 31, 2008.

Capital losses incurred after October 31st, within a Fund's fiscal year, are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Fund has incurred and will elect to defer such capital losses:

                                                   Post October-Losses
                                                ---------------------------
        VIT Market Neutral                               $60,217

5. Security Purchases and Sales. For the year ended December 31, 2000, purchases and sales of securities (excluding short-term securities) were $4,677,564 and $5,147,900, respectively.

6. Trustee Fees. The unaffiliated Trustees each receive an annual fee of $7,590 plus a $825 meeting fee for each meeting attended.

BARR ROSENBERG VARIABLE INSURANCE Trust
Notes to Financial Statements
December 31, 2000 (continued)
--------------------------------------------------------------------------------

7. Sales and Redemptions of Shares. Transactions in shares of beneficial interest were as follows:



                                                                    Year ended                 Period ended
                                                                  December 31, 2000          December 31, 1999*
                                                          ------------------------------ ---------------------------
        Shares sold                                                       -                        400,000
        Issued upon reinvestment of distributions                    28,240                              -
        Shares redeemed                                                   -                              -
                                                                     ------                        -------
        Net increase                                                 28,240                        400,000
                                                                     ======                        =======

         * From the commencement of operations on July 1, 1999.


8. Concentration of Credit. At December 31, 2000, the Fund had the following industry concentrations in excess of 10% of its assets: Services - 11.8%.

9. Principal Shareholder. AXA Rosenberg Group, LLC held 100% of the Fund's shares outstanding at December 31, 2000.

BARR ROSENBERG VARIABLE INSURANCE Trust
Market Neutral Fund
Financial Highlights
--------------------------------------------------------------------------------


                                                                                     Year Ended           Period Ended
                                                                                 December 31, 2000    December 31, 1999 (a)
                                                                                 -----------------    ---------------------

Net asset value, beginning of period                                             $            9.62    $               10.00
                                                                                 -----------------    ---------------------
Income from investment operations:
      Net investment income                                                                   0.39                     0.16
      Net realized and unrealized loss on investments and securities sold short              (0.67)                   (0.54)
                                                                                 -----------------    ---------------------
      Total from investment operations                                                       (0.28)                   (0.38)
                                                                                 -----------------    ---------------------
Distributions to shareholders from:
      Net investment income                                                                  (0.57)                       -
                                                                                 -----------------    ---------------------
      Total distributions to shareholders                                                    (0.57)                       -
                                                                                 -----------------    ---------------------
Net asset value, end of period                                                   $            8.77    $                9.62
                                                                                 =================    =====================
Total return                                                                                 (2.56)%                 (3.80)%*

Ratios to Average Net Assets/Supplemental Data:
      Net Assets, end of period (000)                                            $           3,844    $               3,944
      Net investment income/(loss) before waivers/reimbursements                              0.15%                   (2.04) **
      Net investment income net of waivers/reimbursements                                     4.45%                    3.28% **
      Expenses (including dividend expense) before waivers/reimbursements                     7.22%                    8.10% **
      Expenses (including dividend expense) net of waivers/reimbursements                     2.92%                    2.78% **
      Expenses (excluding dividend expense) net of waivers/reimbursements                     2.00%                    2.00% **
      Portfolio turnover rate                                                               139.35%                  106.83%

-------------
(a)   From commencement of operations on July 1, 1999 to December 31, 1999.
*     Total return for periods less than one year is not annualized.
**    Annualized.

                        Report of Independent Accountants

To the Trustees and Shareholders of Barr Rosenberg Variable Insurance Trust - Market Neutral Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedules of portfolio investments and securities sold short, and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of Barr Rosenberg Variable Insurance Trust - Market Neutral Fund (the "Fund") at December 31, 2000, and the results of its operations for the year then ended and the changes in its net assets and financial highlights for the periods presented in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and broker, provide a reasonable basis for our opinion.




PricewaterhouseCoopers LLP
San Francisco, California
February 16, 2001